Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets

	US dollar
Figures in million	2018	2017

Goodwill (a)	36	45
Technology-based assets (b)	1	1

Total	37	46

(a)	Goodwill

	US dollar
Figures in million	2018	2017

Cost
Balance at beginning of year	181	161
Acquisition of Moab Khotsong	23	—
Translation	(12)	20

Balance at end of year	192	181

Accumulated amortisation and impairments
Balance at beginning of year	136	104
Impairment[1]	27	19
Translation	(7)	13

Balance at end of year	156	136

Net carrying value	36	45

The net carrying value of goodwill has been allocated to the following cash generating units:
Bambanani	16	17
Moab Khotsong	20	—
Tshepong Operations[1]	—	25
Joel[1]	—	3

Net carrying value	36	45

1 In 2018 goodwill impairment of US$23.6 million (2017: US$19.4 million) was recorded for the Tshepong Operations and goodwill impairment of US$3.0 million (2017: US$nil) was recorded for Joel as the carrying values exceeded the recoverable values of the related cash generating units. Refer to note 6 for further details on the impairment assessment.

(b)	Technology-based assets

	US dollar
Figures in million	2018	2017

Cost
Balance at beginning of year	3	13
Fully depreciated assets no longer in use derecognised	—	(11)
Additions	1	—
Translation	(1)	1

Balance at end of year	3	3

16	INTANGIBLE ASSETS continued

(b)	Technology-based assets continued

	US dollar
Figures in million	2018	2017

Accumulated amortisation and impairments
Balance at beginning of year	2	11
Fully depreciated assets no longer in use derecognised	—	(11)
Amortisation charge	1	1
Translation	(1)	1

Balance at end of year	2	2

Net carrying value	1	1

Schedule of Reconciliation of Intangible Assets
Goodwill

	US dollar
Figures in million	2018	2017

Cost
Balance at beginning of year	181	161
Acquisition of Moab Khotsong	23	—
Translation	(12)	20

Balance at end of year	192	181

Accumulated amortisation and impairments
Balance at beginning of year	136	104
Impairment[1]	27	19
Translation	(7)	13

Balance at end of year	156	136

Net carrying value	36	45

The net carrying value of goodwill has been allocated to the following cash generating units:
Bambanani	16	17
Moab Khotsong	20	—
Tshepong Operations[1]	—	25
Joel[1]	—	3

Net carrying value	36	45

1 In 2018 goodwill impairment of US$23.6 million (2017: US$19.4 million) was recorded for the Tshepong Operations and goodwill impairment of US$3.0 million (2017: US$nil) was recorded for Joel as the carrying values exceeded the recoverable values of the related cash generating units. Refer to note 6 for further details on the impairment assessment.

(b)	Technology-based assets

	US dollar
Figures in million	2018	2017

Cost
Balance at beginning of year	3	13
Fully depreciated assets no longer in use derecognised	—	(11)
Additions	1	—
Translation	(1)	1

Balance at end of year	3	3

16	INTANGIBLE ASSETS continued

(b)	Technology-based assets continued

	US dollar
Figures in million	2018	2017

Accumulated amortisation and impairments
Balance at beginning of year	2	11
Fully depreciated assets no longer in use derecognised	—	(11)
Amortisation charge	1	1
Translation	(1)	1

Balance at end of year	2	2

Net carrying value	1	1